Summary of Significant Accounting Policies (Details) - Schedule of Convertible Notes Measured at Fair Value on a Recurring Basis - Level 3 [Member]	6 Months Ended
Apr. 30, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance
Issuance of convertible notes	1,332,000
Change in fair value of convertible notes	320,218
Cash repaid	(70,015)
Ordinary shares issued for convertible notes	(8,468)
Total	$ 1,573,735